Finance income and costs - Summary of Finance Income and Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Finance Cost [Abstract]
Unrealized exchange gains	$ 19,729	$ 22,856	$ 26,922
Interest on cash and cash equivalents	4,970	11,526	11,260
Finance income	24,699	34,382	38,182
Unrealized exchange losses	(39,940)	(10,977)	(17,779)
Interest on leases	(6,684)	(3,472)
Convertible note interest	(59,299)
Other interest expense	(2,819)	(4,783)	(537)
Finance costs	(108,742)	(19,232)	(18,316)
Net finance income/(costs)	$ (84,043)	$ 15,150	$ 19,866